Cash Flow Information - Summary of Details of Cash Flows Generated from Operations (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Profit (loss) for the year		₩ 303,807	₩ (2,409,300)	₩ (2,576,729)
Adjustments for:
Income tax expense (benefit) (Note 22)		197,882	217,760	(762,712)
Depreciation and amortization (Note 18)		4,354,145	5,125,637	4,213,742
Gain on foreign currency translation		(46,390)	(587,019)	(313,378)
Loss on foreign currency translation		320,723	979,061	241,701
Post-employment benefit (Note 13)	[1]	141,200	130,014	149,937
Post-employment benefit (Note 13)	[2]	130,315	120,129	134,852
Gain on disposal of assets held for sale		(759,387)	0	0
Gain on disposal of property, plant and equipment		(45,504)	(51,792)	(34,961)
Loss on disposal of property, plant and equipment		89,049	76,771	102,453
Impairment loss on property, plant and equipment		161,579	98,525	60,072
Gain on disposal of intangible assets		(1,592)	(25)	(1,989)
Loss on disposal of intangible assets		0	388	55
Impairment loss on intangible assets		55,292	72,490	54,833
Expense on increase of provision		93,448	119,141	101,846
Finance income		(449,117)	(511,068)	(594,944)
Finance costs		888,521	1,480,007	1,162,598
Equity in loss (income) of equity method accounted investees, net		(2,483)	(5,412)	3,061
Others		(381)	(89,979)	(7,279)
Trade accounts and notes receivable		24,354	(395,513)	(1,013,938)
Other accounts receivable		262,409	(142,775)	39,377
Inventories		203,867	(85,850)	336,993
Other current assets		62,508	(14,479)	92,983
Other non-current assets		(5,093)	2,537	1,151
Trade accounts and notes payable		(2,600,804)	(46,796)	323,548
Other accounts payable		(124,910)	(529,621)	(47,798)
Accrued expenses		157,252	92,474	(47,088)
Provisions		(119,049)	(134,684)	(179,969)
Advances received		11,034	(16,161)	(19,461)
Proceeds from settlement of derivatives		79,881	35,757	0
Other current liabilities		(19,466)	(4,050)	(33,367)
Defined benefit liabilities (assets), net		(97,767)	(38,018)	(45,123)
Long-term advances received		0	0	1,580,222
Other non-current liabilities		45,827	5,436	33,493
Cash generated from operating activities		₩ 3,169,950	₩ 3,373,456	₩ 2,819,329

[1]	The total cost related to the defined benefit plans includes capitalized amounts of ~~W~~10,885 million (2023: ~~W~~15,085 million, 2024: ~~W~~9,885 million).
[2]	The total cost recognized in the consolidated statements of comprehensive income (loss) related to the defined benefit plan excludes capitalized amounts of ~~W~~10,885 million (2023: ~~W~~15,085 million, 2024: ~~W~~9,885 million).